Acquisition-Related Liabilities - Remaining Payments Due under Noncompete and Deferred Consideration Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013
Business Combinations [Abstract]
2014	$ 10,790
2015	6,742
2016	5,950
2017	5,910
2018	5,370
Thereafter	9,963
Total scheduled payments	44,725
Present value adjustments	(12,242)
Total noncompete obligations and deferred consideration	$ 32,483